Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	¥ 320,589,625	¥ 300,171,142
Right-of-use assets	19,603,927	18,292,074
Investments in associates and joint ventures	23,037,904	22,375,377
Investment properties	635,268	647,471
Other equity instrument investments	729,070	664,946
Power generation licenses	3,783,756	3,954,983
Mining rights	1,611,486	1,611,486
Deferred income tax assets	4,907,081	2,699,395
Derivative financial assets	69,753	74,554
Goodwill	14,276,224	14,738,016
Other non-current assets	19,056,005	18,537,583
Total non-current assets	408,300,099	383,767,027
Current assets
Inventories	16,824,431	6,602,459
Other receivables and assets	14,698,932	7,308,077
Accounts and notes receivable	43,877,997	38,215,715
Contract assets	66,974	29,678
Derivative financial assets	652,458	110,179
Bank balances and cash	16,350,332	13,871,523
Total current assets	92,471,124	66,137,631
Total assets	500,771,223	449,904,658
Capital and reserves attributable to equity holders of the Company
Share capital	15,698,093	15,698,093
Other equity instruments	48,417,977	48,419,779
Capital surplus	25,667,502	26,162,550
Surplus reserves	8,140,030	8,140,030
Currency translation differences	(1,443,398)	(738,927)
Retained earnings	16,567,610	32,164,398
Capital and reserves attributable to equity holders of the Company	113,047,814	129,845,923
Non-controlling interests	20,510,199	21,770,275
Total equity	133,558,013	151,616,198
Non-current liabilities
Long-term loans	136,857,716	112,077,395
Long-term bonds	29,396,919	20,382,405
Lease liabilities	6,138,846	3,805,635
Deferred income tax liabilities	2,300,088	3,002,527
Derivative financial liabilities	99,323	188,139
Other non-current liabilities	6,022,017	4,784,268
Total non-current liabilities	180,814,909	144,240,369
Current liabilities
Accounts payable and other liabilities	54,609,553	42,755,361
Contract liabilities	3,274,770	2,903,296
Taxes payable	2,053,418	2,044,869
Dividends payable	1,041,452	694,854
Derivative financial liabilities	41,034	106,862
Short-term bonds	8,222,517	5,002,877
Short-term loans	91,896,725	66,311,160
Current portion of long-term loans	17,213,799	19,808,313
Current portion of long-term bonds	7,175,540	12,678,511
Current portion of lease liabilities	800,521	1,676,711
Current portion of other non-current liabilities	68,972	65,277
Total current liabilities	186,398,301	154,048,091
Total liabilities	367,213,210	298,288,460
Total equity and liabilities	¥ 500,771,223	¥ 449,904,658